10. Deferred income tax and social contribution (Details 1) R$ in Thousands	Dec. 31, 2020 BRL (R$)
DeferredTaxesLineLineItems [Line Items]
Total	R$ 550,646
Tax losses and negative basis [member]
DeferredTaxesLineLineItems [Line Items]
2021	157,080
2022	244,156
2023	73,892
2024 onwards
Total	475,128
Temporary differences [member]
DeferredTaxesLineLineItems [Line Items]
2021	464,891
2022	(43,881)
2023	(77,717)
2024 onwards	(267,775)
Total	R$ 75,518